Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
FACC AG	40,972	$578,933

Air Freight & Logistics — 2.5%
Oesterreichische Post AG	51,190	1,711,307

Banks — 31.4%
BAWAG Group AG(a)	55,792	2,360,043
Erste Group Bank AG	406,673	14,388,342
Raiffeisen Bank International AG	201,476	4,674,398

		21,422,783

Chemicals — 3.1%
Lenzing AG	19,761	2,145,915

Construction & Engineering — 0.8%
Porr AG(b)	23,969	560,907

Construction Materials — 4.3%
Wienerberger AG	137,769	2,966,062

Diversified Telecommunication Services — 2.8%
Telekom Austria AG	250,740	1,902,797

Electric Utilities — 5.8%
EVN AG	62,324	898,693
Verbund AG	61,643	3,077,396

		3,976,089

Electrical Equipment — 0.6%
Zumtobel Group AG(b)(c)	62,922	417,197

Electronic Equipment, Instruments & Components — 1.9%
AT&S Austria Technologie & Systemtechnik AG	45,225	773,586
Kapsch TrafficCom AG	12,888	515,587

		1,289,173

Energy Equipment & Services — 2.0%
Schoeller-Bleckmann Oilfield Equipment AG	17,534	1,381,408

Food Products — 0.7%
Agrana Beteiligungs AG	21,880	464,721

Hotels, Restaurants & Leisure — 1.5%
DO & CO AG	11,701	987,053

Insurance — 4.5%
UNIQA Insurance Group AG	186,424	1,658,817
Vienna Insurance Group AG Wiener Versicherung Gruppe	59,241	1,445,733

		3,104,550

Security	Shares	Value

Machinery — 5.9%
ANDRITZ AG	84,307	$3,025,110
Palfinger AG	21,193	612,846
Semperit AG Holding(b)(c)	28,265	396,864

		4,034,820

Metals & Mining — 4.1%
voestalpine AG	106,844	2,782,470

Oil, Gas & Consumable Fuels — 13.8%
OMV AG	200,905	9,423,047

Real Estate Management & Development — 11.7%
CA Immobilien Anlagen AG	85,972	3,185,447
IMMOFINANZ AG	124,605	3,161,696
S IMMO AG	72,444	1,650,887

		7,998,030

Total Common Stocks — 98.3% (Cost: $84,848,808)		67,147,262

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	903,226	903,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	57,542	57,542

		961,130

Total Short-Term Investments — 1.4% (Cost: $960,928)		961,130

Total Investments in Securities — 99.7% (Cost: $85,809,736)		68,108,392

Other Assets, Less Liabilities — 0.3%		234,877

Net Assets — 100.0%		$68,343,269

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,873,786	(2,970,560)	903,226	$903,588	$49,932	(a)	$(282)	$93
BlackRock Cash Funds: Treasury, SL Agency Shares	46,016	11,526	57,542	57,542	988		—	—

				$961,130	$50,920		$(282)	$93

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$67,147,262	$—	$—	$67,147,262
Money Market Funds	961,130	—	—	961,130

	$68,108,392	$—	$—	$68,108,392

2